Goodwill and Other Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

Note 4:    Goodwill and Other Intangible Assets

The following table summarizes the changes in goodwill by reportable segment:

	Legacy	Digital
Dollars in thousands	Business	Business	Total
Balance as of December 31, 2020	$144,014	$3,509	$147,523
Balance as of September 30, 2021	$144,014	$3,509	$147,523

The following table summarizes the carrying amounts and accumulated amortization of intangible assets:

	September 30, 2021				December 31, 2020
		Gross		Net	Gross		Net
	Estimated	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
Dollars in thousands	Useful Life	Amount	Amortization	Amount	Amount	Amortization	Amount
Intangible assets subject to amortization:
Contracts with retailers	7 years	$370,000	$(264,873)	$105,127	$370,000	$(225,230)	$144,770
Trade name	7 years	60,000	(42,953)	17,047	60,000	(36,524)	23,476
Contactable customer list	7 years	40,000	(28,635)	11,365	40,000	(24,349)	15,651
Developed technology	7 years	30,000	(21,476)	8,524	30,000	(18,262)	11,738
Total intangible assets subject to amortization		$500,000	$(357,937)	$142,063	$500,000	$(304,365)	$195,635

The Company recognized amortization expense of $53.6 million for each of the nine months ended September 30, 2021 and 2020.

There was no impairment of goodwill and other intangible assets for the nine months ended September 30, 2021 and 2020.

Certain events or circumstances that could reasonably be expected to negatively affect the underlying key assumptions and ultimately affect the estimated fair values of the Company’s reporting units include such items as: (i) a decrease in expected future new release movie titles resulting from the prolonged effects of the COVID-19 pandemic (ii) an increase in competition across streaming platforms resulting in fewer titles available at Redbox or fewer rental transactions and (iii) the inability to achieve cost savings or growth initiative targets within an expected timeframe.

Note 4:   Goodwill and Other Intangible Assets

Goodwill is evaluated for impairment annually during the fourth quarter, or more frequently if an event occurs or circumstances change that could more likely than not reduce the fair value of a reporting unit below its carrying value.

During the fourth quarter of 2020, the Company completed a quantitative impairment analysis for goodwill related to its Legacy reporting unit, as a result of the significant impact of COVID-19 on its financial performance. Based on this analysis, the Company concluded the fair value of its Legacy reporting unit exceeded its carrying value and as such, no impairment charge was recorded. Based on the December 31, 2020 valuation date, the fair value of the Company’s Legacy reporting unit exceeded its carrying value. A quantitative analysis was not required related to the Digital reporting unit based on a qualitative analysis.

As part of the Company’s impairment analysis, the determination of the fair value of the Company’s reporting units requires the Company to make significant estimates and assumptions including the business and financial performance of the Company’s reporting units, as well as how such performance may be impacted by COVID-19. These estimates and assumptions primarily include, but are not limited to: the selection of appropriate peer group companies, control premiums appropriate for acquisitions in the industries in which the Company competes, discount rates, terminal growth rates, forecasts of revenue, operating income, depreciation, amortization and capital expenditures, including considering the impact of COVID-19. Certain events or circumstances that could reasonably be expected to negatively affect the underlying key assumptions and ultimately affect the estimated fair values of the Company’s reporting units include such items as: (i) a decrease in expected future new release movie titles resulting from the prolonged effects of the COVID-19 pandemic (ii) an increase in competition across streaming platforms resulting in fewer titles available atRedbox or fewer rental transactions and (iii) the inability to achieve cost savings or growth initiative targets within an expected timeframe.

Although the Company believes its estimates of fair value are reasonable, actual financial results could differ from those estimates due to the inherent uncertainty involved in making such estimates. Changes in assumptions concerning future financial results or other underlying assumptions, including the impact of COVID- 19, could have a significant impact on either the fair value of the reporting units, the amount of any goodwill impairment charges, or both. These estimates can be affected by a number of factors including, but not limited to, the impact of COVID-19, its severity, duration and its impact on global economies, general economic conditions as well as the Company’s profitability. The Company will continue to monitor these potential impacts, including the impact of COVID-19 and economic, industry and market trends and the impact these may have on its Legacy and Digital reporting units.

The following table summarizes the changes in goodwill by reportable segment:

	Legacy	Digital
Dollars in thousands	Business	Business	Total
Balance as of December 31, 2018	$144,014	$3,509	$147,523
Balance as of December 31, 2019	$144,014	$3,509	$147,523
Balance as of December 31, 2020	$144,014	$3,509	$147,523

The following table summarizes the carrying amounts and accumulated amortization of intangible assets:

	December 31, 2020				December 31, 2019
		Gross		Net	Gross		Net
	Estimated	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
Dollars in thousands	Useful Life	Amount	Amortization	Amount	Amount	Amortization	Amount
Intangible assets subject to amortization:
Contracts with retailers	7 years	$370,000	$(225,230)	$144,770	$370,000	$(172,373)	$197,627
Trade name	7 years	60,000	(36,524)	23,476	60,000	(27,952)	32,048
Contactable customer list	7 years	40,000	(24,349)	15,651	40,000	(18,635)	21,365
Developed technology	7 years	30,000	(18,262)	11,738	30,000	(13,977)	16,023
Total intangible assets subject to amortization		$500,000	$(304,365)	$195,635	$500,000	$(232,937)	$267,063

The Company recognized amortization expense of $71.4 million for each of the years ended December 31, 2020, 2019 and 2018, respectively.

Based on the amount of intangible assets subject to amortization as of December 31, 2020, the expected amortization for each of the next five fiscal years is as follows:

Amortization of
Dollars in thousands	intangible assets
2021	$71,428
2022	71,428
2023	52,779
2024	—
2025	—
Total expected amortization	$195,635

No impairment of intangible assets were recognized for the years ended December 31, 2020, 2019 and 2018, respectively.